Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary Of Property, Plant and Equipment
Fixed assets are recorded at cost less accumulated depreciation and amortization and consist of the following as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Leasehold improvements	$49,610	$49,718
Furniture and fixtures	8,188	8,606
Equipment	15,969	35,293
Software	8,581	14,395
Total	82,348	108,012
Less: Accumulated depreciation and amortization	(71,986)	(90,823)
Fixed assets, net	$10,362	$17,189